Annual Total Returns - BlackRock Systematic ESG Bond Fund (Institutional Shares, Investor C Shares and Investor A Shares) [BarChart] - Investor A, C and Institutional - BlackRock Systematic ESG Bond Fund - Investor A Shares
Sep. 28, 2020
Bar Chart Table:
Annual Return 2017	3.07%
Annual Return 2018	(0.61%)
Annual Return 2019	9.12%